Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2015
Supplement [Text Block]	scf_SupplementTextBlock
STERLING CAPITAL FUNDS

SUPPLEMENT DATED JUNE 3, 2015

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS AND THE

INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus and the Institutional and Class R Shares Prospectus, each dated February 1, 2015:

Change in Fund Name

Effective June 22, 2015, the Sterling Capital Strategic Allocation Conservative Fund will be renamed the Sterling Capital Diversified Income Fund. All references in the prospectus to the Sterling Capital Strategic Allocation Conservative Fund are amended to refer to the Sterling Capital Diversified Income Fund.

Change in Investment Objective

Effective June 22, 2015, the investment objective of the Sterling Capital Diversified Income Fund (formerly the Sterling Capital Strategic Allocation Conservative Fund) is amended to read as follows:

The Fund seeks income and capital appreciation by investing in a broad range of income-generating asset classes and strategies.

Change in Investment Strategies and Risks

Effective June 22, 2015, the Sterling Capital Diversified Income Fund’s “Principal Strategy” section is replaced with the following:

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies and (ii) Sterling Capital Funds (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest substantially all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund expects to invest approximately 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities and approximately 45% to 75% of its total assets in Underlying Funds which invest mainly in debt securities (including investment grade and high yield (“junk”) bonds, floating rate securities, loans, mortgage-backed and asset-backed securities, U.S. government securities, municipal securities and insurance-linked securities). The Fund may invest in Underlying Funds that invest in securities of U.S., international and emerging market issuers. The Fund may invest in Underlying Funds that engage in long/short equity strategies and in options writing strategies (including cash-secured put writing and covered call writing) and that invest in derivatives, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and preferred stocks.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

Effective June 22, 2015, the following is added to “Fixed Income Fund Risk” in the Sterling Capital Diversified Income Fund’s “Principal Risks” section:

Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Effective June 22, 2015, the following is added to the Sterling Capital Diversified Income Fund’s “Principal Risks” section in the “Summary” section:

ETF Risk. The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

U.S. Government Securities Risk: An Underlying Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Loan Risk: Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

MLP Risk: Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. An Underlying Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which an Underlying Fund invests.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, an Underlying Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Insurance-Linked Securities Risk: Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk: Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock
STERLING CAPITAL FUNDS

SUPPLEMENT DATED JUNE 3, 2015

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS AND THE

INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,

EACH DATED FEBRUARY 1, 2015

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus and the Institutional and Class R Shares Prospectus, each dated February 1, 2015:

Change in Fund Name

Effective June 22, 2015, the Sterling Capital Strategic Allocation Conservative Fund will be renamed the Sterling Capital Diversified Income Fund. All references in the prospectus to the Sterling Capital Strategic Allocation Conservative Fund are amended to refer to the Sterling Capital Diversified Income Fund.

Change in Investment Objective

Effective June 22, 2015, the investment objective of the Sterling Capital Diversified Income Fund (formerly the Sterling Capital Strategic Allocation Conservative Fund) is amended to read as follows:

The Fund seeks income and capital appreciation by investing in a broad range of income-generating asset classes and strategies.

Change in Investment Strategies and Risks

Effective June 22, 2015, the Sterling Capital Diversified Income Fund’s “Principal Strategy” section is replaced with the following:

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies and (ii) Sterling Capital Funds (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest substantially all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund expects to invest approximately 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities and approximately 45% to 75% of its total assets in Underlying Funds which invest mainly in debt securities (including investment grade and high yield (“junk”) bonds, floating rate securities, loans, mortgage-backed and asset-backed securities, U.S. government securities, municipal securities and insurance-linked securities). The Fund may invest in Underlying Funds that invest in securities of U.S., international and emerging market issuers. The Fund may invest in Underlying Funds that engage in long/short equity strategies and in options writing strategies (including cash-secured put writing and covered call writing) and that invest in derivatives, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and preferred stocks.

The Fund may invest in money market funds during periods of large shareholder inflows, when the portfolio management team is rebalancing the portfolio or for temporary cash management purposes.

Effective June 22, 2015, the following is added to “Fixed Income Fund Risk” in the Sterling Capital Diversified Income Fund’s “Principal Risks” section:

Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Effective June 22, 2015, the following is added to the Sterling Capital Diversified Income Fund’s “Principal Risks” section in the “Summary” section:

ETF Risk. The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

U.S. Government Securities Risk: An Underlying Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Loan Risk: Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid.

MLP Risk: Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. An Underlying Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which an Underlying Fund invests.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, an Underlying Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Insurance-Linked Securities Risk: Insurance-linked securities may include event-linked securities (also known as insurance-linked bonds or catastrophe bonds), quota share instruments (also known as “reinsurance sidecars”), collateralized reinsurance investments, industry loss warranties, event-linked swaps, securities of companies in the insurance or reinsurance industries, and other insurance- and reinsurance-related securities.

Event-Linked Securities Risk: An Underlying Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, an Underlying Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure also may expose an Underlying Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked exposures also may be subject to liquidity risk.

Investing in Structured Reinsurance Investments Risk: An Underlying Fund may invest in special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Quota shares instruments and other structured reinsurance investments generally will be considered illiquid securities by an Underlying Fund. Structured reinsurance investments are typically more customizable but less liquid investments than event-linked bonds. Like event-linked bonds, an investor in structured reinsurance investments participates in the premiums and losses associated with underlying reinsurance contracts. Structured reinsurance investments are subject to the same risks as event-linked bonds. In addition, because quota share instruments represent an interest in a basket of underlying reinsurance contracts, an Underlying Fund has limited transparency into the individual underlying contracts and therefore must rely upon the risk assessment and sound underwriting practices of the issuer.

ILS Market and Reinvestment Risk: The size of the ILS market may change over time, which may limit the availability of ILS for investment by an Underlying Fund. The original issuance of ILS in general, including ILS with desired instrument or risk characteristics, may fluctuate depending on the capital and capacity needs of reinsurers as well as the demand for ILS by institutional investors. The availability of ILS in the secondary market also may be limited by supply and demand dynamics and prevailing economic conditions. To the extent ILS held by an Underlying Fund mature, or an Underlying Fund must sell securities in connection with share repurchases, such Underlying Fund may be required to hold more cash or short-term instruments than it normally would until attractive ILS becomes available. Holding excess cash and/or reinvestment in securities that are lower yielding or less desirable than securities sold may negatively affect performance.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Valuation Risk: Certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.